Convertible Promissory Notes (Details) - USD ($)	5 Months Ended	12 Months Ended
	Aug. 20, 2020	Dec. 31, 2021	Sep. 01, 2021	Aug. 16, 2021
Debt Disclosure [Abstract]
Convertible note payable	$ 2,911,000
Maturity date	Jul. 20, 2021
Interest rate per annum	10.00%
Gross proceeds amount		$ (5,000,000)
Common stock convertible conversion price		$ 2.5
Accrued interest conversion price		$ 1.2
Principal amount				$ 30,000
Common stock per shares				$ 2.5
Common stock shares			1,169,652